UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Short Municipal Income ETF (TMNS)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Short Municipal Income ETF (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Municipal Income ETF	$9	0.18%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,629
  Number of Portfolio Holdings209
  Portfolio Turnover Rate38.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	13.5%
Texas	12.2
Virginia	6.9
Illinois	5.9
California	5.8
Puerto Rico	5.2
Georgia	4.4
Alabama	4.2
Florida	3.7
Other	38.2

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	22.8%
Health Care	18.2
Housing	16.6
Education	9.8
Special Tax	5.5
General Obligations - State	4.5
General Obligations - Local	3.7
Electric	3.1
Industrial & Pollution Control	2.8
Other	13.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Municipal Income ETF (TMNS)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1256-053 10/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
August 31, 2026

T. ROWE PRICE
TMNS	Short Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	11/19/25(1) Through
	8/31/26	2/28/26
NET ASSET VALUE
Beginning of period	$ 50.58	$ 50.00
Investment activities
Net investment income(2)	0.84	0.46
Net realized and unrealized gain/loss	(0.85)	0.57
Total from investment activities	(0.01)	1.03
Distributions
Net investment income	(0.83)	(0.45)
NET ASSET VALUE(3)
End of period	$ 49.74	$ 50.58
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	(0.02)%	2.06%
Ratios to average net assets:
Gross expenses before waivers/payments by Price Associates	0.18%(5)	0.18%(5)
Net expenses after waivers/payments by Price Associates	0.18%(5)	0.18%(5)
Net investment income	3.34%(5)	3.36%(5)
Portfolio turnover rate(6)	38.2%	84.2%
Net assets, end of period (in thousands)	$ 23,629	$ 21,497

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)
Net asset value and Total return may include adjustments made in accordance with U.S.
generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.

(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions, if any.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.2%
ALABAMA 4.2%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	20	20
Black Belt Energy Gas District, Series B, 5.00%, 10/1/55 (Tender 9/1/32)	25	26
Black Belt Energy Gas District, Series C-1, 5.25%, 2/1/53 (Tender 6/1/29)	425	443
Black Belt Energy Gas District, Series F, 5.00%, 6/1/32	100	103
Black Belt Energy Gas District, Series H-2-1, 5.00%, 12/1/31	25	26
Black Belt Energy Gas District, Series J, 5.00%, 11/1/32	25	26
Southeast Alabama Gas Supply District, Series A, VRDN, 5.00%, 8/1/54 (Tender 4/1/32)	265	276
Southeast Energy Auth. A Cooperative District, Series B, 5.00%, 1/1/54 (Tender 6/1/30)	75	78
		998
ARIZONA 3.0%
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	80	80
Arizona IDA, Series A, 5.00%, 11/1/29	125	131
Arizona IDA, Series A, 5.00%, 11/1/28	315	326
Chandler IDA, 4.00%, 6/1/49 (Tender 6/1/29) (2)	10	10
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (2)	130	131
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/32	20	21
		699
CALIFORNIA 5.8%
California Community Choice Fin. Auth., Series E, 5.00%, 7/1/31	60	64
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	400	429
California Housing Fin. Agency, Series A-2, 3.20%, 8/1/63 (Tender 8/1/32)	25	25
California Infrastructure & Economic Dev. Bank, 3.25%, 6/1/33	25	25
California Municipal Fin. Auth., Series A-P3, 5.00%, 12/31/31 (2)	200	205

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
California Pollution Control Fin. Auth., Series A2, 3.625%, 7/1/27 (2)	10	10
California Statewide CDA, 5.00%, 5/15/34	25	25
California Statewide CDA, Series A-2, 5.00%, 9/2/32	25	26
California Statewide CDA, Series C-1, 5.00%, 9/2/31	300	316
Irvine Unified School District Fin. Auth., 5.00%, 9/1/31 (3)	25	27
Los Angeles Department of Airports, Series C, 5.00%, 5/15/34 (2)	135	138
Orange County Community Facilities District, Series A, 5.00%, 8/15/27	25	25
Southern California Public Power Auth., Series A, 5.00%, 11/1/32	50	53
		1,368
COLORADO 3.1%
Colorado HFA, Series A, 5.00%, 12/1/27	75	77
Colorado HFA, Series A, 5.00%, 11/15/29	100	106
Colorado HFA, Series A, 5.00%, 11/15/30	50	53
Colorado HFA, Series A-1, 5.00%, 8/1/27	55	56
Colorado International Center Metropolitan District No. 14, Series A, GO, 5.00%, 12/1/30 (4)	80	85
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/31 (2)	65	67
Denver City & County School District No. 1, Series A, GO, 5.50%, 12/1/27	65	67
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	70	70
E-470 Public Highway Auth., Series B, FRN, 3.152%, 9/1/39 (Tender 9/1/28)	100	100
State of Colorado, Series K, GO, 5.00%, 3/15/28	60	61
		742
CONNECTICUT 0.4%
Aquarion Water Auth., Series B, 5.25%, 2/1/31	25	27
Connecticut Housing Fin. Auth., Series D-2, 3.10%, 11/15/64 (Tender 11/15/28)	40	40

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
State of Connecticut Special Tax Revenue, Series A, GO, 5.00%, 9/1/28	15	15
		82
DELAWARE 0.5%
Delaware State HFA, 5.00%, 6/1/28	55	56
Kent County, Series A, 5.00%, 7/1/30	50	51
		107
DISTRICT OF COLUMBIA 1.4%
District of Columbia, 5.00%, 4/1/33	115	116
District of Columbia, 5.00%, 7/1/28	20	21
District of Columbia, Series A, 4.125%, 7/1/27	85	85
Metropolitan Washington Airports Auth. Aviation Revenue, Series A, 4.00%, 10/1/33 (2)	70	70
Metropolitan Washington Airports Auth. Aviation Revenue, Series B, 5.00%, 10/1/27	45	45
		337
FLORIDA 3.7%
Alachua County HFA, Series B-1, 5.00%, 12/1/28	200	208
Alachua County HFA, Series B-2, 5.00%, 12/1/37 (Tender 12/1/26)	125	125
Capital Trust Auth., 4.50%, 6/15/33 (1)	100	100
Florida Dev. Fin., 5.00%, 10/1/32 (1)	100	101
Florida Dev. Fin., Series A, 5.00%, 8/1/28	25	26
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	35	35
Lee County Airport Revenue, Series A-2, 5.00%, 10/1/56 (Tender 10/1/31) (2)	130	138
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	35	35
Miami-Dade County IDA, 4.00%, 6/15/31	25	25
New Port Corners Community Dev. District, 4.00%, 6/15/30 (1)	85	85
		878

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
GEORGIA 4.4%
Atlanta Urban Residential Fin. Auth., 2.90%, 9/1/28 (Tender 3/1/28)	55	55
Atlanta Urban Residential Fin. Auth., Series B, 2.75%, 5/1/29 (Tender 5/1/28)	180	179
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	125	127
Cobb County Kennestone Hospital Auth., 4.00%, 4/1/31	15	15
Fulton County Dev. Auth., Series A, 5.00%, 4/1/32	95	96
Main Street Natural Gas, Series A, 4.00%, 7/1/52 (Tender 9/1/27)	50	50
Main Street Natural Gas, Series A, 5.00%, 6/1/53 (Tender 6/1/30)	200	207
Main Street Natural Gas, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	264
Richmond County Hospital Auth., 4.00%, 1/1/35	50	50
		1,043
HAWAII 0.6%
State of Hawaii Airports System Revenue, Series A, 5.00%, 7/1/34 (2)	145	149
		149
ILLINOIS 5.9%
Chicago O'Hare International Airport, Series C, 5.00%, 1/1/30	45	45
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/28 (2)	200	201
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/29 (2)	75	76
Illinois, Series A, GO, 5.00%, 5/1/29	300	310
Illinois Fin. Auth., 5.00%, 8/1/29	100	104
Illinois Fin. Auth., Series B2, 5.00%, 8/15/52 (Tender 8/15/27)	170	172
Illinois Fin. Auth., Series C, 5.00%, 2/15/33	75	76
Illinois Fin. Auth., Series C, 5.00%, 2/15/34	45	45
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/31	350	366
		1,395

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
INDIANA 1.6%
Indiana DFA, 4.60%, 10/1/31 (Tender 10/1/26) (2)	95	95
Indiana Fin. Auth., Series D-1, 5.00%, 10/1/64 (Tender 10/1/29)	270	283
		378
KANSAS 0.5%
Kansas DFA, Series B, 5.00%, 11/15/54 (Tender 11/15/31)	50	54
University of Kansas Hospital Auth., Series B, 5.00%, 3/1/55 (Tender 3/1/30)	50	53
		107
KENTUCKY 0.9%
Kentucky Bond Dev., Series A, 5.00%, 10/31/31	50	54
Kentucky Bond Dev., Series A, 5.00%, 7/1/32 (4)	25	27
Kentucky Economic DFA, Series A, 5.00%, 6/1/31	10	10
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	100	103
Kentucky Public Energy Auth., Series C, 4.00%, 2/1/50 (Tender 2/1/28)	25	25
		219
LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Dev. Auth., 3.50%, 11/1/32	15	14
		14
MAINE 0.8%
Maine State Housing Auth., Series C, 3.25%, 11/15/30	200	199
		199
MARYLAND 1.6%
Frederick County, Series A, 5.00%, 7/1/30	5	5
Gaithersburg, Series A, 5.00%, 1/1/33	50	51
Maryland CDA, Series C, 2.70%, 9/1/34	20	18
Maryland Economic Dev., Series B, 4.10%, 10/1/36 (Tender 4/3/28)	15	15
Maryland HHEFA, 5.00%, 7/1/29	100	102

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Series A, 3.25%, 1/1/30	25	25
Maryland HHEFA, Series A, 5.00%, 7/1/31	25	26
Maryland HHEFA, Series A, 5.00%, 5/15/32	115	125
		367
MASSACHUSETTS 0.8%
Massachusetts DFA, Series G, VRDN, 2.90%, 7/1/61	100	100
Massachusetts Housing Fin. Agency, Series C-3, 3.10%, 12/1/29	100	100
		200
MICHIGAN 2.8%
Michigan Fin. Auth., 5.00%, 11/15/29	145	146
Michigan Fin. Auth., 5.00%, 11/15/31	150	151
Michigan Fin. Auth., 5.00%, 11/15/41	115	115
Michigan Fin. Auth., 5.00%, 11/15/34	150	151
Michigan State Hospital Fin. Auth., Series A-1, 5.00%, 11/15/29	100	105
		668
MINNESOTA 1.7%
Hennepin County, Series A, GO, 5.00%, 12/1/28	330	340
St. Cloud, 5.00%, 5/1/30	65	69
		409
MISSISSIPPI 0.2%
Warren County, 4.00%, 9/1/32	50	50
		50
MONTANA 0.1%
Montana Facility Fin. Auth., Series B-3, 4.10%, 11/15/31	25	25
		25
NEBRASKA 0.5%
Nebraska Investment Fin. Auth., Series F, 3.35%, 9/1/29 (2)	50	50

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Nebraska Investment Fin. Auth., Series G, 3.50%, 3/1/32	75	75
		125
NEW HAMPSHIRE 0.5%
New Hampshire Business Fin. Auth., Series A, 5.00%, 8/1/32	100	107
		107
NEW JERSEY 0.7%
New Jersey Housing & Mortgage Fin. Agency, Series D-2, 3.10%, 7/1/29 (Tender 7/1/28)	145	145
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28	25	26
		171
NEW YORK 13.5%
Long Island Power Auth., Series C, 3.40%, 9/1/51 (Tender 9/1/30)	10	10
New York City Housing Dev., Series A-2, 3.25%, 11/1/65 (Tender 2/1/30)	50	50
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	255	255
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series D-1, 5.00%, 11/1/31	200	218
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series G-1, 5.00%, 11/1/32	25	27
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	400	394
New York State Dormitory Auth., Series A, 5.00%, 3/15/28	35	35
New York State Energy Research & Dev. Auth., Series A, 3.45%, 5/15/45 (Tender 7/1/31) (2)	25	25
New York State Housing Fin. Agency, Series A-2, 3.60%, 11/1/62 (Tender 5/1/27)	50	50
New York State Housing Fin. Agency, Series B-2, 3.00%, 11/1/55 (Tender 5/1/30)	115	114
New York State Housing Fin. Agency, Series F-2, 3.25%, 5/1/56 (Tender 5/1/31)	500	497
New York State Housing Fin. Agency, Series G-2, 3.25%, 5/1/66 (Tender 5/1/30)	25	25
New York Transportation Dev., 5.00%, 12/1/29 (2)	25	26

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New York Transportation Dev., Series A, 5.00%, 12/1/29 (2)	400	420
Port Auth. of New York & New Jersey, 5.00%, 9/1/33 (2)	265	275
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/31 (2)	150	154
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/33 (2)	210	214
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	80	79
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 273, 3.25%, 4/1/32	340	332
		3,200
NORTH CAROLINA 1.0%
Charlotte-Mecklenburg Hospital Auth., Series C, 5.00%, 1/15/50 (Tender 12/1/28)	45	47
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	10	10
North Carolina Turnpike Auth., 5.00%, 1/1/27	100	101
North Carolina Turnpike Auth., 5.00%, 1/1/32 (4)	75	78
		236
OHIO 0.7%
Summit County DFA, Series A, 5.00%, 7/1/31 (3)	145	153
		153
OKLAHOMA 0.1%
Oklahoma City Public Property Auth., 5.00%, 6/1/30	25	27
		27
OREGON 2.6%
Oregon Housing & Community Services Department, Series Q, 3.125%, 7/1/44 (Tender 7/1/28)	100	100
Port of Portland Airport Revenue, Series 24B, 5.00%, 7/1/30 (2)	500	503
		603
PENNSYLVANIA 2.5%
Lehigh County, Series A, 5.00%, 8/15/31	50	54

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Lycoming County Auth., Series YY1, 5.00%, 11/1/31	50	52
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (2)	190	191
Pennsylvania Higher Educational Facilities Auth., Series A, 3.125%, 11/1/29	20	19
Pennsylvania Housing Fin. Agency, 3.15%, 1/1/46 (Tender 7/1/29)	200	200
Philadelphia School District, Series B, 5.00%, 9/1/29	75	79
		595
PUERTO RICO 5.2%
Municipality of San Juan Puerto Rico, Series A, GO, 5.00%, 7/1/29	50	52
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	228	166
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	95	95
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	51	52
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	43	45
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	300	324
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	261	206
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	300	256
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	43	39
		1,235
SOUTH CAROLINA 0.5%
Medical University Hospital Auth., 5.00%, 5/15/31	50	54
South Carolina Public Service Auth., Series A, 5.00%, 12/1/26	35	35
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33	35	35
		124
SOUTH DAKOTA 0.3%
Lincoln Country, 5.00%, 8/1/32	50	52

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
South Dakota HEFA, Series C-2, 5.00%, 11/1/51 (Tender 11/1/32)	20	21
		73
TENNESSEE 1.6%
Chattanooga Health Educational & Housing Facility Board, Series A-1, 5.00%, 8/1/27	50	51
Industrial Development Board of The City of Kingsport Tennessee, 2.95%, 9/1/29 (Tender 9/1/28)	10	10
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B, 5.00%, 7/1/29	50	53
Tennessee Energy Acquisition, Series A, 5.00%, 5/1/52 (Tender 11/1/31)	250	260
		374
TEXAS 12.2%
Arlington Higher Education Fin., Series A, 4.00%, 8/15/32	295	300
Arlington Higher Education Fin., Series A, 5.00%, 8/15/31	35	38
Central Texas Regional Mobility Auth., Series G, 5.00%, 1/1/32	50	53
Clifton Higher Education Fin., 5.00%, 8/15/36	150	158
Clifton Higher Education Fin., 5.00%, 4/1/27	315	319
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (2)	500	523
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (2)	200	214
Fort Bend Independent School District, Series B, 3.125%, 8/1/56 (Tender 8/1/29)	100	99
Georgetown Independent School District, Series A, 5.00%, 8/15/28	35	36
Georgetown Independent School District, Series A, GO, 5.00%, 8/15/28	40	41
Harris County Cultural Education Facilities Fin., Series A, 5.00%, 7/1/31	100	108
Houston Airport System Revenue, Series B, 5.25%, 7/15/29 (2)	125	129
Houston Airport System Revenue, Series C, 5.00%, 7/1/29 (2)	165	171
Mission Economic Dev., Series A, 5.00%, 12/1/64 (Tender 6/1/30) (1)(2)(5)	100	103

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
North East Texas Regional Mobility Auth., Series A, 5.00%, 1/1/29	100	104
Northside Independent School District, Series B, GO, 2.00%, 6/1/52 (Tender 6/1/27)	75	74
Prosper Independent School District, Series B, GO, 4.00%, 2/15/50 (Tender 8/15/29)	25	26
San Antonio Electric & Gas Systems Revenue, Series B, 3.25%, 2/1/56 (Tender 12/1/28)	25	25
Tarrant County Cultural Education Facilities Fin., Series C-1, 5.00%, 11/15/51 (Tender 11/15/32)	250	270
Texas Municipal Gas Acquisition & Supply, Series A, 5.00%, 3/1/29	25	26
Texas Private Activity Bond Surface Transportation, Series A, 4.00%, 12/31/31	65	66
		2,883
UTAH 0.6%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/31 (2)	140	144
		144
VIRGINIA 6.9%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	200	200
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	250	250
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/28	50	50
Lexington IDA, 4.00%, 1/1/31	100	100
Louisa IDA, Series B, 3.125%, 11/1/35 (Tender 10/1/30)	370	367
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/31	100	100
Virginia Housing Dev. Auth., Series E, 3.00%, 10/1/29	210	210
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/34	35	36
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (2)	75	75
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (2)	60	64
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (2)	50	53

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	95	96
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	25	25
		1,626
WASHINGTON 1.7%
Port of Seattle, Series A, 5.00%, 5/1/35 (2)	390	394
		394
WEST VIRGINIA 1.1%
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/28	30	30
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	205	219
		249
WISCONSIN 2.9%
PFA, 3.625%, 6/15/63 (Tender 6/15/31)	50	49
PFA, 5.00%, 11/15/29	60	63
PFA, 5.00%, 11/15/30	50	53
PFA, Series A, 4.00%, 7/15/33 (1)	100	99
PFA, Series A, 5.00%, 7/1/33 (3)	150	161
Wisconsin HEFA, 5.00%, 6/1/32	50	53
Wisconsin HEFA, Series A, 4.00%, 11/15/32	15	15
Wisconsin HEFA, Series A, 5.00%, 11/15/28	90	91
Wisconsin HEFA, Series A, 5.00%, 11/15/31	100	100
		684
Total Municipal Securities (Cost $23,554)		23,437
Total Investments 99.2% of Net Assets (Cost $23,554)		$23,437

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $568 and represents
2.4% of net assets.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

(2)	Interest subject to alternative minimum tax.
(3)	Insured by Build America Mutual Assurance Company
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	When-issued security.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

August 31, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $23,554)	$23,437
Interest and dividends receivable	268
Cash	30
Total assets	23,735
Liabilities
Payable for investment securities purchased	103
Investment management and administrative fees payable	3
Total liabilities	106
NET ASSETS	$23,629
Net Assets Consists of:
Total distributable earnings (loss)	$(113)
Paid-in capital applicable to 475,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	23,742
NET ASSETS	$23,629
NET ASSET VALUE PER SHARE	$49.74
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
8/31/26
Investment Income (Loss)
Interest income	$383
Investment management and administrative expense	20
Net investment income	363
Realized and Unrealized Gain / Loss
Net realized loss on securities	(4)
Change in net unrealized gain / loss on securities	(357)
Net realized and unrealized gain / loss	(361)
INCREASE IN NET ASSETS FROM OPERATIONS	$2
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	11/19/25 Through
	8/31/26	2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$363	$198
Net realized loss	(4)	—
Change in net unrealized gain / loss	(357)	240
Increase in net assets from operations	2	438
Distributions to shareholders
Net earnings	(363)	(189)
Capital share transactions*
Shares sold	2,493	22,503
Shares redeemed	—	(1,255)
Increase in net assets from capital share transactions	2,493	21,248
Net Assets
Increase during period	2,132	21,497
Beginning of period	21,497	-
End of period	$23,629	$21,497
*Share information (000s)
Shares sold	50	450
Shares redeemed	—	(25)
Increase in shares outstanding	50	425
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025. The fund seeks high current income exempt from federal income taxes.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock
Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In September 2026, the FASB issued Accounting Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820) – Investment Companies with Equity Securities Subject to Contractual Sale Restrictions, which requires investment companies within the scope of ASC 946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027; however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On August 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $10,982,000 and $8,231,000, respectively, for the six months ended August 31, 2026.
NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $23,554,000. Net unrealized loss aggregated $117,000 at period-end, of which $28,000 related to appreciated investments and $145,000 related to depreciated investments.
NOTE 5 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of August 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 84% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

NOTE 6 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1256-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

 (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026